Consolidated Statements of Convertible Preferred Stock and Stockholders’ (Deficit) Equity - USD ($) $ in Thousands	Convertible Preferred Stock Preferred Stock [Member]	Class A Common Stock Insu Acquisition Corp. II	Class B Common Stock Insu Acquisition Corp. II	Common Stock	Additional Paid-in Capital (As Restated) Insu Acquisition Corp. II	Additional Paid-in Capital (As Restated)	Note Receivable	Accumulated Other Comprehensive Income	Accumulated Deficit (As Restated) Insu Acquisition Corp. II	Accumulated Deficit (As Restated)	Stock Subscription Receivable from Stockholder (As Restated) Insu Acquisition Corp. II	Stock Subscription Receivable from Stockholder (As Restated)	Insu Acquisition Corp. II	Total
Balance at Dec. 31, 2018	$ 304,469			$ 1		$ 1,030	$ (387)	$ (1)	$ (148)	$ (189,249)			$ (148)	$ (188,606)
Balance (in Shares) at Dec. 31, 2018	67,728,286			7,942,833
As adjusted, beginning of period	$ 304,469			$ 1		1,030	(387)	(1)		(189,249)				(188,606)
As adjusted, beginning of period (in Shares)	68,776,614			8,065,776
Vested portion of common stock options						1,359								1,359
Vested portion of common stock options (in Shares)				799,734
Stock-based compensation						1,427								1,427
Interest on stock purchase promissory note							(21)							(21)
Unrealized net gain(loss) on marketable securities								61						61
Net loss									(976)	(57,229)				$ (57,229)
Exercises and vested portion of common stock options (in Shares)														810,312
Balance at Dec. 31, 2019	$ 304,469		$ 785	$ 1	24,215	3,816	(408)	60	(1,124)	(246,478)	(25,000)		(1,124)	$ (243,009)
Balance (in Shares) at Dec. 31, 2019	68,776,614		7,846,667	8,865,510
Balance at Dec. 31, 2019	$ 304,469			$ 1		3,816	(408)	60		(246,478)				(243,009)
Balance (in Shares) at Dec. 31, 2019	67,728,286			8,730,377
Retroactive application of recapitalization
Retroactive application of recapitalization (in Shares)	1,048,328			122,943
Issuance of Class B common stock to Sponsor			$ 785		24,215						(25,000)
Issuance of Class B common stock to Sponsor (in Shares)			7,846,667
As adjusted, beginning of period	$ 304,469			$ 1		3,816	(408)	60		(246,478)				(243,009)
As adjusted, beginning of period (in Shares)	68,776,614			8,865,510
Stock-based compensation						423								423
Interest on stock purchase promissory note							(3)							(3)
Unrealized net gain(loss) on marketable securities								(5)						(5)
Net loss										(16,889)				(16,889)
Exercises and vested portion of common stock options						47								47
Exercises and vested portion of common stock options (in Shares)				17,875
Balance at Mar. 31, 2020	$ 304,469			$ 1		4,286	(411)	55		(263,367)				(259,436)
Balance (in Shares) at Mar. 31, 2020	68,776,614			8,883,385
Retroactive application of recapitalization
Retroactive application of recapitalization (in Shares)	1,048,328			135,133
Balance at Dec. 31, 2019	$ 304,469		$ 785	$ 1	24,215	3,816	(408)	60	(1,124)	(246,478)	(25,000)		(1,124)	(243,009)
Balance (in Shares) at Dec. 31, 2019	68,776,614		7,846,667	8,865,510
Vested portion of common stock options						209								209
Vested portion of common stock options (in Shares)				126,529
Stock-based compensation						1,457								1,457
Interest on stock purchase promissory note							(7)							(7)
Unrealized net gain(loss) on marketable securities								(49)						(49)
Net loss									(15,638,976)	(120,097)			(15,638,976)	$ (120,097)
Exercises and vested portion of common stock options (in Shares)														126,529
Balance at Dec. 31, 2020	$ 304,469	$ 54	$ 785	$ 1		5,482	(415)	11	(37,219,900)	(366,575)			(37,219,061)	$ (361,496)
Balance (in Shares) at Dec. 31, 2020	68,776,614		7,846,667	8,992,039
Balance at Dec. 31, 2020	$ 304,469			$ 1		5,482	(415)	11		(366,575)				(361,496)
Balance (in Shares) at Dec. 31, 2020	67,728,286			8,854,978
Collection of stock subscription receivable from stockholder											25,000		25,000
Sale of 23,000,000 Units, net of underwriting discount and offering expenses		$ 2,300			203,321,339								203,323,639
Sale of 23,000,000 Units, net of underwriting discount and offering expenses (in Shares)		23,000,000
Sale of 540,000 Placement Units, net of underwriting discount and offering expenses		$ 54			5,072,346								5,072,400
Sale of 540,000 Placement Units, net of underwriting discount and offering expenses (in Shares)		540,000
Common stock subject to possible redemption		$ (2,300)			(208,417,900)				(21,579,800)				(230,000,000)
Common stock subject to possible redemption (in Shares)		(23,000,000)
Balance at Mar. 31, 2020	$ 304,469			$ 1		4,286	(411)	55		(263,367)				(259,436)
Balance (in Shares) at Mar. 31, 2020	68,776,614			8,883,385
Vested portion of common stock options						3								3
Vested portion of common stock options (in Shares)				2,577
Stock-based compensation						132								132
Interest on stock purchase promissory note							(3)							(3)
Unrealized net gain(loss) on marketable securities								36						36
Net loss										(8,898)				(8,898)
Balance at Jun. 30, 2020	$ 304,469			$ 1		4,421	(414)	91		(272,265)				(268,167)
Balance (in Shares) at Jun. 30, 2020	68,776,614			8,885,962
Balance at Dec. 31, 2020	$ 304,469	$ 54	$ 785	$ 1		5,482	(415)	11	(37,219,900)	(366,575)			(37,219,061)	(361,496)
Balance (in Shares) at Dec. 31, 2020	68,776,614		7,846,667	8,992,039
As adjusted, beginning of period	$ 304,469			$ 1		5,482		11		(366,575)		$ (415)		(361,496)
As adjusted, beginning of period (in Shares)	68,776,614			8,992,039
Stock-based compensation						3,208								3,208
Unrealized net gain(loss) on marketable securities								(9)						(9)
Net loss										(103,627)				(103,627)
Exercises and vested portion of common stock options						2,059								2,059
Exercises and vested portion of common stock options (in Shares)				1,089,670
Conversion of promissory note						(415)						415
RSUs withheld for tax purposes						(422)								(422)
Exercise of convertible preferred stock warrants	$ 132,718
Exercise of convertible preferred stock warrants (in Shares)	3,974,655
Conversion of preferred stock to common	$ (437,187)			$ 7		437,187								437,194
Conversion of preferred stock to common (in Shares)	(72,751,269)			72,751,269
Business Combination and PIPE financing				$ 4		290,953								290,957
Business Combination and PIPE financing (in Shares)				43,894,156
Balance at Mar. 31, 2021				$ 12		738,052		2		(470,202)				267,864
Balance (in Shares) at Mar. 31, 2021				126,727,134
Retroactive application of recapitalization
Retroactive application of recapitalization (in Shares)	1,048,328			137,061
Balance at Dec. 31, 2020	$ 304,469	$ 54	$ 785	$ 1		5,482	$ (415)	11	$ (37,219,900)	(366,575)			$ (37,219,061)	$ (361,496)
Balance (in Shares) at Dec. 31, 2020	68,776,614		7,846,667	8,992,039
Business Combination and PIPE financing (in Shares)														126,727,134
Balance at Jun. 30, 2021				$ 12		746,981		(15)		(511,462)				$ 235,516
Balance (in Shares) at Jun. 30, 2021				126,727,134
Balance at Mar. 31, 2021				$ 12		738,052		2		(470,202)				267,864
Balance (in Shares) at Mar. 31, 2021				126,727,134
Vested portion of common stock options						116								116
Stock-based compensation						8,813								8,813
Unrealized net gain(loss) on marketable securities								(17)						(17)
Net loss										(41,260)				(41,260)
Balance at Jun. 30, 2021				$ 12		$ 746,981		$ (15)		$ (511,462)				$ 235,516
Balance (in Shares) at Jun. 30, 2021				126,727,134